Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
24.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the unaudited quarterly results of operations for the two years ended December 31, 2011 and 2010:

	2011 — Three months ended
(In thousands, except per share information)	Mar. 31	June 30	Sept. 30	Dec. 31
Revenues	$121,033	$130,061	$131,139	$156,191
Gross profit	21,129	27,396	27,117	26,612
Income before income taxes and noncontrolling interests	1,532	8,015	9,673	5,680
Net income attributable to Michael Baker Corporation
Continuing operations	748	4,954	7,117	4,005
Discontinued operations	84	(100)	116	380

Total	832	4,854	7,233	4,385
Diluted earnings/(loss) per common share
Continuing operations	0.08	0.53	0.76	0.43
Discontinued operations	0.01	(0.01)	0.01	0.04

Total	$0.09	$0.52	$0.77	$0.47

	2010 — Three months ended
(In thousands, except per share information)	Mar. 31	June 30	Sept. 30	Dec. 31
Revenues	$111,660	$131,757	$135,573	$120,363
Gross profit	21,519	28,599	30,262	18,677
Income/(loss) before income taxes and noncontrolling interests	7,665	9,292	8,390	(655)
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	4,613	5,554	5,031	(520)
Discontinued operations	(628)	(164)	(682)	(1,038)

Total	3,985	5,390	4,349	(1,558)
Diluted earnings/(loss) per common share
Continuing operations	0.52	0.61	0.54	(0.07)
Discontinued operations	(0.07)	(0.02)	(0.07)	(0.11)

Total	$0.45	$0.59	$0.47	$(0.18)